Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Accrued Expenses
Accrued Expenses

6. Accrued Expenses

Accrued expenses at September 30, 2015 and December 31, 2014 consist of the following:

	September 30, 2015	December 31, 2014
Accrued legal costs	$—	$738,600
Accrued printing costs	—	275,000
Accrued interest	120,962	29,292
Accrued vacation	173,473	140,408
Accrued compensation and related expense	137,630	—
Other	216,292	134,691

	$648,357	$1,317,991

6. Accrued Expenses

        Accrued expenses at December 31, 2013 and 2014 consist of the following:

	December 31, 2013	December 31, 2014
Accrued legal costs	$—	$738,600
Accrued printing costs	—	275,000
Due to veterinary school of medicine	45,000	—
Accrued consulting fees	17,683	—
Accrued interest	15,671	29,292
Accrued vacation	—	140,408
Other	896	134,691

	$79,250	$1,317,991